NET PARENT INVESTMENT AND TRANSACTIONS WITH SUNPOWER AND TOTALENERGIES - 4.00% Debentures Due 2023 (Details) - USD ($)	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021	Dec. 31, 2020	Dec. 31, 2015
Related Party Transaction [Line Items]
Interest expense incurred on the 4.00% debentures acquired by Total	$ 5,822,000	$ 0	$ 0
Debentures due 2023 | Affiliated entity
Related Party Transaction [Line Items]
Stated percentage					4.00%
Principal amount					$ 425,000,000
Interest expense incurred on the 4.00% debentures acquired by Total			11,300,000
Debentures due 2023 | Affiliated entity | TotalEnergies
Related Party Transaction [Line Items]
Principal amount					$ 100,000,000
Interest expense incurred on the 4.00% debentures acquired by Total	$ 0	$ 0	$ 2,667,000	$ 2,700,000